Cover	Feb. 20, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2020
Entity File Number	001-32319
Entity Registrant Name	Sunstone Hotel Investors, Inc.
Entity Central Index Key	0001295810
Entity Tax Identification Number	20-1296886
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	200 Spectrum Center Drive
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	330-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SHO
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SHO.PRE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series F Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SHO.PRF
Security Exchange Name	NYSE